Naming of Issuing Entity	Check if Registered	Name of Originator1(a)	Total Assets in ABS by Originator	Total Assets in ABS by Originator	Total Assets in ABS by Originator	Assets That Were Subject of Demand2(a)			Assets That Were Repurchased or Replaced3(a)			Assets Pending Repurchase or Replacement (within cure period)4(a)			Demand in Dispute5(a)			Demand Withdrawn6(a)			Demand Rejected7(a)
			(#)	($)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)
Issuing Entities with Demands for Repurchase or Replacement
Residential mortgages - Non-Prime
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-I 0001380959	X	Bank of America, National Association	1,291	762,184,632	50.13%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	380,810	0.05%	0	0	0.00%	0	0	0.00%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3 0001392147	X	First Horizon Home Loan Corp.	1,972	451,020,338	50.61%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	160,569	0.04%	0	0	0.00%	0	0	0.00%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-6 0001406018	X	American Home Mortgage Corp.	507	108,646,112	24.64%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	353,171	0.42%	0	0	0.00%	0	0	0.00%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-8 0001411865	X	LoanCity.com	87	23,146,895	4.03%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	787,028	1.28%	0	0	0.00%	0	0	0.00%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-B 0001392148	X	Bank of America, National Association	734	449,440,013	95.55%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	479,269	0.91%	0	0	0.00%	0	0	0.00%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2008-FT1		Bank of America, National Association	41,385	1,838,443,366	100%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Residential mortgages – Non-Prime Subtotal*			45,976			0			0			0			5			0			0
Residential mortgages – Non-Prime Subtotal*				3,632,881,355			0			0			0			2,160,847			0			0

Issuing Entities with No Demands for Repurchase or Replacement9(a)
Residential mortgages - Non-Prime
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-SD1			140	43,623,350	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2002-1 0001174298	X		586	149,915,322	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2002-2 0001207852	X		908	150,045,447	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-1 0001229700	X		2,266	1,020,273,797	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-2 0001257560	X		452	198,560,590	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-3 0001265431	X		1,392	636,505,959	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-1 0001288916	X		2,923	534,582,194	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-2 0001301927	X		1,828	680,444,632	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-3 0001304960	X		752	375,057,296	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-4 0001310123	X		522	263,919,803	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-5 0001312984	X		541	275,129,675	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-A 0001301928	X		1,356	612,430,294	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-B 0001307540	X		2,572	854,879,345	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-C 0001310371	X		1,723	465,497,120	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-D 0001313063	X		1,059	384,885,337	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-1 0001316046	X		368	200,205,119	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-2 0001322221	X		695	353,050,578	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-3 0001329106	X		448	255,477,040	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-4 0001337874	X		513	300,263,958	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-5 0001340319	X		830	479,711,254	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-6 0001342928	X		918	488,220,063	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-7 0001345744	X		2,143	747,428,751	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-8 0001348364	X		1,051	595,014,348	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-A 0001315835	X		2,630	818,443,449	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-B 0001322521	X		4,159	1,007,134,254	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-C 0001325412	X		2,181	495,361,119	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-D 0001331698	X		1,654	1,086,958,012	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-E 0001332028	X		3,486	1,409,032,983	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-F 0001337439	X		2,399	1,034,169,983	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-G 0001340320	X		382	231,781,270	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-H 0001342902	X		2,190	817,201,093	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-1 0001349730	X		899	482,144,195	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-2 0001352926	X		1,406	816,000,986	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-3 0001356097	X		1,691	946,598,202	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-4 0001367187	X		519	292,187,398	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-5 0001374617	X		1,205	708,434,175	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-6 0001375759	X		1,200	718,325,324	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-7 0001378507	X		2,552	738,541,931	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-8T2 0001379804	X		1,657	333,329,874	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-A 0001349731	X		2,436	1,103,020,322	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-B 0001352925	X		1,218	482,269,295	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-C 0001356096	X		645	418,718,809	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-D 0001359127	X		3,746	1,787,340,669	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-E 0001363611	X		1,030	637,413,148	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-F 0001365587	X		753	562,295,597	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-G 0001369413	X		7,007	2,529,203,733	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-H 0001374616	X		4,398	1,851,396,592	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-J 0001382461	X		1,592	1,167,908,854	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-1 0001385205	X		2,926	841,386,961	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-2 0001387942	X		3,020	996,264,310	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-4 0001397518	X		2,966	1,039,118,301	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-5 0001403255	X		1,801	546,023,725	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-7 0001408872	X		1,231	631,771,917	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-A 0001385543	X		1,377	718,728,214	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-C 0001396308	X		6,052	3,518,306,845	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-D 0001398425	X		1,612	971,165,130	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-E 0001403257	X		1,548	1,035,009,407	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2008-1 0001433002	X		701	276,247,023	100%

Residential mortgages - Prime
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2000-1 0001137139	X		3,280	1,091,417,984	100%
BANC OF AMERICA FUNDING CORPORATION MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2009-FT1			47,581	4,705,294,053	100%
SUNTRUST ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-1F 0001346318	X		3,313	688,178,733	100%

Resecuritization1(b)
Banc of America Funding Corporation Mortgage Certificate Backed Certificates, Series- 2006-R1			41	129,676,861	100%
Banc of America Funding Corporation Mortgage Certificate Backed Certificates, Series- 2007-R1			2	220,703,696	100%
Banc of America Funding Corporation Mortgage Certificate Backed Certificates, Series- 2008-R1			315	159,531,304	100%
Banc of America Funding Corporation Mortgage Certificate Backed Certificates, Series- 2008-R2			2	61,597,181	100%
Banc of America Funding Corporation Mortgage Certificate Backed Certificates, Series- 2008-R3 0001451821	X		3	54,588,191	100%
Banc of America Funding Corporation Mortgage Certificate Backed Certificates, Series- 2009-R1 0001456480	X		1	20,124,787	100%
Banc of America Funding Corporation Mortgage Certificate Backed Certificates, Series- 2009-R2			1	10,479,266	100%
Banc of America Funding Corporation Mortgage Certificate Backed Certificates, Series- 2009-R3 0001458555	X		1	8,668,933	100%

Totals*			45,976			0			0			0			5			0			0
Totals*				3,632,881,355			0			0			0			2,160,847			0			0

BANC OF AMERICA FUNDING CORPORATION
Endnotes for Forms ABS-15G Repurchase Demand Activity Reporting Table

Residential Mortgages

1(a) The originator is the party identified by the securitizer using the same methodology as the securitizer used to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.
Data regarding originators for assets that were not subject to demands to repurchase or replace has been omitted because it could not be obtained by the securitizer without unreasonable effort or expense due to the number of transactions, the number of originators and the length of time the securitizer has been engaged in transactions.

2(a) Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G.  Activity with respect to demands received during and prior to the reporting period covered by this Form ABS-15G is reflected elsewhere in this table.  If an asset changed status during the reporting period covered by this Form ABS 15G, information regarding the asset will appear in this column and the other applicable column in this Form ABS 15G.
In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions  in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction that might reasonably be expected to have received repurchase requests  (“Demand Entities”), and (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us.  We followed up written requests made of Demand Entities as we deemed appropriate.  In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010.  It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.

3(a) Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G

4(a) Reflects assets for which the representing party has agreed to repurchase or replace the asset but repurchase proceeds and/or replacement assets were not yet received by the trustee or the master servicer, as applicable, as of the end of the reporting period covered by this Form ABS-15G.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.
5(a) Includes assets for which any of the following situations apply as of the end of the reporting period:
(a) A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;
(b) The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand  but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or
(c)  The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

6(a) Includes assets for which any of the following situations apply as of the end of the reporting period:
(a)  The party demanding the repurchase or replacement of such asset has agreed to rescind its demand; or
(b)   Events unrelated to the repurchase or replacement of such asset, such as repayment of the asset by the related obligor, have negated the need for further consideration of the request to repurchase or replace such asset.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

7(a) Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

8(a) An outstanding principal balance shown in this column is calculated (a) for any asset that has not been liquidated, as the remaining outstanding principal balance of the asset at the earlier of the date on which it was repurchased or replaced, if applicable, and the end of the reporting period covered by this Form ABS-15G, or (b) for any liquidated asset, as the remaining outstanding principal balance of the asset at liquidation following application of all borrower payments, but not including any insurance payments or liquidation proceeds applied to principal.  This same principal balance is used in the calculating the numerator in the corresponding “% of principal balance” column.  However, the denominator used to calculate the corresponding “% of principal balance” column is derived from the outstanding principal balances reported to the trustee or other calculation agent for the trust reporting period with the same ending date as the end of the reporting period covered by this Form ABS-15G, which amounts reflect any insurance payments or liquidation proceeds received on liquidated assets and applied to principal.

9(a)   Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, number of assets and principal balance of assets as of the closing date.

*(Sub)totals for # of assets and principal balance of assets are shown in separate rows due to technical formatting limitations.  The first consecutive (sub)total row presents the (sub)total for the # of assets and the second such row presents the (sub)total for the principal balance of such assets.

Resecuritization
1(b)Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, number of assets and principal balance of assets as of the closing date.

*(Sub)totals for # of assets and principal balance of assets are shown in separate rows due to technical formatting limitations.  The first consecutive (sub)total row presents the (sub)total for the # of assets and the second such row presents the (sub)total for the principal balance of such assets.